Payroll costs, share based payments and management incentive schemes - Initial Options (Details) $ / shares in Units, € in Millions, $ in Millions				1 Months Ended			12 Months Ended
	Jun. 19, 2019 shares	Jun. 14, 2018 shares	Jun. 19, 2017 shares	Jul. 31, 2019 shares	Jan. 31, 2019 shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Jan. 01, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 USD ($)	Apr. 11, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted											€ 1.2	$ 1.4	€ 1.3	$ 1.6	€ 4.6	$ 5.2	€ 24.7	$ 28.2
Number of shares reserved for issue under options and contracts for sale of shares							59,375	59,375											125,000
Initial options exercise cost | €								€ 0.6
Vesting of Non-Executive Restricted Stock award | €						€ 0.1		€ (0.8)	€ (0.2)	€ (0.1)
Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement								85,315
Management Award 2017 [Member] | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement					85,315
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement				2,460
Weighted average remaining contractual life of outstanding share options								5 years
Share-based payment expense | €								€ 0.9	€ 0.9	€ 0.8
Non-Executive Director | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	44,272	53,498	55,680					56,250	9,375
Ordinary shares | Management Award 2017 [Member] | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement					51,932
Ordinary shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share options granted (in usd) | $ / shares							$ 11.50
Initial options [Domain]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares							125,000	125,000